Investments in Debt, Equity Securities and Other Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Gain (Loss) on Investments [Line Items]
Gross realized gains	¥ 1,594	¥ 190	¥ 20,352
Equity Securities | Marketable equity securities | KDDI Corporation
Gain (Loss) on Investments [Line Items]
Gross realized gains			¥ 20,000